Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2014
Mortgage And Other Loans
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 162,313,563
Other Assets
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 1,347,600